Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2026	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026
C000098128
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 10,000	$ 9,931	$ 9,977	$ 10,244	$ 10,081	$ 10,694	$ 10,694	$ 10,766	$ 10,538	$ 10,623	$ 10,623	$ 11,105		$ 11,477	$ 11,457	$ 11,764	$ 12,077	$ 12,083	$ 12,271	$ 12,329	$ 12,440	$ 12,649	$ 13,080	$ 13,295	$ 14,378	$ 14,117	$ 13,660	$ 13,869	$ 14,515	$ 14,626	$ 15,037	$ 15,629	$ 15,884	$ 14,458	$ 14,498	$ 13,377	$ 14,805	$ 15,362	$ 15,634	$ 16,262	$ 14,727	$ 15,877	$ 16,212	$ 15,756	$ 15,525	$ 16,072	$ 16,879	$ 17,317	$ 17,535	$ 16,338	$ 14,553	$ 16,850	$ 18,205	$ 19,071	$ 20,306	$ 22,280	$ 21,300	$ 20,814	$ 23,885	$ 24,973	$ 24,635	$ 25,682	$ 25,542	$ 26,910	$ 26,646	$ 27,817	$ 28,089	$ 28,740	$ 27,141	$ 28,889	$ 28,411	$ 29,026	$ 26,271	$ 25,433	$ 25,317	$ 21,974	$ 21,705	$ 19,556	$ 22,042	$ 21,040	$ 18,863	$ 20,317	$ 21,310	$ 19,618	$ 21,411	$ 20,673	$ 22,275	$ 22,606	$ 23,598	$ 25,250	$ 26,217	$ 26,115	$ 24,589	$ 24,182	$ 26,649	$ 27,835	$ 29,013	$ 31,264	$ 31,827	$ 30,178	$ 32,494	$ 34,824	$ 34,183	$ 35,138	$ 35,727	$ 35,596	$ 37,507	$ 37,378	$ 38,235	$ 37,157	$ 34,077	$ 34,629	$ 37,323	$ 39,685	$ 41,025	$ 40,790	$ 41,978	$ 43,539	$ 43,111	$ 42,676	$ 42,396	$ 41,863
C000098129
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,463	10,506	10,783	10,598	11,239	11,232	11,303	11,054	11,140	11,125	11,631		12,009	11,987	12,293	12,614	12,614	12,799	12,849	12,956	13,162	13,604	13,825	14,943	14,658	14,181	14,387	15,043	15,157	15,570	16,167	16,423	14,937	14,973	13,806	15,272	15,836	16,111	16,746	15,154	16,330	16,659	16,182	15,929	16,482	17,305	17,737	17,953	16,717	14,883	17,215	18,592	19,463	20,707	22,708	21,694	21,192	24,302	25,392	25,035	26,078	25,923	27,296	27,012	28,175	28,441	29,082	27,443	29,192	28,688	29,294	26,494	25,640	25,500	22,127	21,835	19,662	22,149	21,122	18,927	20,376	21,360	19,656	21,437	20,680	22,267	22,579	23,558	25,190	26,139	26,021	24,478	24,062	26,510	27,672	28,823	31,048	31,585	29,928	32,199	34,501	33,842	34,762	35,315	35,161	37,034	36,882	37,700	36,620	33,559	34,082	36,718	39,010	40,303	40,041	41,187	42,693	42,251	41,801	41,493	41,606
C000098130
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,047,716	1,053,170	1,081,800	1,064,758	1,130,198	1,129,516	1,137,696	1,113,838	1,123,381	1,123,381	1,174,506		1,214,042	1,212,679	1,244,717	1,278,119	1,279,482	1,299,115	1,305,952	1,317,576	1,340,140	1,385,950	1,409,198	1,524,751	1,496,717	1,448,855	1,471,418	1,539,793	1,552,784	1,595,860	1,659,362	1,686,726	1,535,173	1,540,085	1,421,982	1,573,750	1,632,813	1,662,718	1,730,004	1,566,274	1,689,632	1,725,518	1,676,966	1,652,848	1,711,636	1,798,310	1,844,872	1,868,494	1,741,723	1,551,173	1,796,054	1,940,935	2,034,635	2,166,131	2,377,345	2,273,281	2,221,652	2,550,786	2,666,933	2,631,649	2,743,524	2,728,894	2,876,053	2,848,515	2,974,159	3,004,280	3,074,847	2,904,452	3,092,059	3,041,284	3,108,169	2,813,109	2,724,792	2,712,748	2,355,464	2,326,360	2,096,534	2,363,493	2,256,107	2,023,271	2,179,833	2,287,219	2,106,233	2,299,141	2,219,091	2,392,314	2,427,746	2,535,354	2,712,514	2,817,497	2,806,999	2,642,962	2,599,656	2,867,364	2,995,066	3,123,233	3,364,727	3,426,787	3,250,051	3,500,989	3,751,927	3,683,122	3,787,005	3,850,414	3,838,272	4,044,688	4,031,417	4,125,171	4,010,109	3,677,709	3,738,791	4,029,996	4,287,109	4,432,001	4,406,432	4,537,119	4,706,161	4,660,704	4,614,747	4,584,539	4,531,498
C000098131
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,841	9,907	10,053	10,025	10,238	10,260	10,150	9,959	10,282	10,620	10,754		11,102	11,021	11,080	11,117	11,354	11,409	11,327	11,750	11,943	12,425	12,758	13,256	12,735	12,643	12,881	12,873	12,965	13,647	13,964	14,071	13,029	13,269	12,007	12,973	13,416	13,496	14,418	13,381	14,382	14,666	14,242	14,679	14,777	15,428	15,891	15,596	14,013	11,472	12,908	13,396	13,285	13,921	14,506	14,128	13,882	15,658	16,205	15,968	17,165	18,115	18,875	19,188	18,998	18,970	19,302	18,761	19,796	18,941	20,012	20,117	20,274	20,504	19,417	19,793	18,225	19,438	18,884	17,463	19,375	20,368	19,312	20,450	19,604	18,726	19,117	18,661	19,800	20,776	20,038	19,182	18,260	19,539	20,879	20,244	21,247	22,451	22,239	22,986	22,440	23,198	23,387	23,934	23,655	25,126	23,438	24,245	24,067	23,284	22,204	23,153	23,818	23,830	24,340	24,791	25,017	25,658	25,915	27,029	28,350
C000098132
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,374	10,445	10,593	10,554	10,772	10,788	10,663	10,452	10,788	11,132	11,274		11,628	11,534	11,597	11,620	11,864	11,919	11,825	12,250	12,454	12,942	13,281	13,790	13,240	13,143	13,378	13,362	13,442	14,146	14,466	14,571	13,480	13,716	12,400	13,396	13,843	13,917	14,867	13,787	14,811	15,090	14,645	15,085	15,179	15,825	16,298	15,990	14,355	11,747	13,200	13,700	13,575	14,220	14,803	14,408	14,141	15,948	16,496	16,249	17,455	18,415	19,166	19,473	19,265	19,226	19,552	18,988	20,027	19,147	20,221	20,319	20,460	20,688	19,571	19,939	18,346	19,560	18,985	17,543	19,451	20,449	19,368	20,500	19,637	18,751	19,132	18,661	19,783	20,747	19,996	19,121	18,201	19,469	20,784	20,143	21,116	22,307	22,089	22,811	22,261	22,994	23,166	23,692	23,395	24,838	23,156	23,932	23,750	22,961	21,893	22,804	23,447	23,447	23,932	24,357	24,563	25,182	25,412	26,481	28,154
C000098133
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,038,580	1,046,296	1,061,728	1,058,662	1,081,828	1,084,144	1,073,334	1,052,485	1,087,233	1,123,597	1,137,691		1,175,274	1,166,661	1,173,708	1,176,840	1,202,679	1,209,305	1,200,679	1,245,381	1,266,555	1,317,531	1,353,044	1,405,803	1,351,421	1,341,681	1,366,843	1,366,843	1,376,583	1,449,633	1,483,642	1,495,035	1,385,492	1,410,030	1,276,519	1,378,979	1,426,919	1,436,319	1,535,018	1,424,099	1,531,258	1,562,278	1,516,706	1,564,014	1,574,422	1,643,492	1,694,036	1,662,738	1,494,508	1,223,579	1,377,138	1,429,954	1,418,217	1,486,683	1,548,871	1,508,745	1,482,663	1,673,262	1,731,652	1,707,391	1,834,763	1,937,873	2,018,744	2,052,104	2,032,897	2,029,864	2,066,256	2,008,636	2,119,833	2,028,853	2,144,349	2,156,602	2,173,311	2,198,932	2,081,968	2,123,184	1,954,978	2,086,423	2,027,384	1,874,773	2,079,740	2,187,793	2,073,153	2,197,148	2,105,600	2,012,893	2,054,611	2,007,099	2,128,777	2,234,231	2,155,430	2,063,882	1,965,381	2,103,282	2,248,810	2,180,736	2,288,221	2,418,396	2,396,899	2,476,915	2,419,590	2,501,995	2,522,298	2,582,011	2,552,154	2,710,992	2,529,311	2,617,232	2,599,393	2,515,295	2,399,341	2,501,278	2,573,908	2,576,457	2,631,248	2,680,942	2,706,426	2,776,508	2,804,881	2,924,725	3,065,675
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,664	10,705	10,898	10,926	11,329	11,345	11,347	11,140	11,552	11,781	12,004		12,481	12,495	12,624	12,801	12,881	13,146	13,186	13,458	13,772	14,195	14,352	15,174	14,615	14,244	14,298	14,643	14,733	15,281	15,779	15,869	14,784	15,085	13,723	14,823	15,299	15,596	16,228	15,196	16,267	16,501	16,240	16,544	16,902	17,516	18,044	18,037	16,552	14,508	16,368	17,147	17,488	18,474	19,802	19,050	18,543	20,573	21,364	21,148	21,732	22,683	23,894	24,061	24,622	25,207	25,974	24,766	26,501	26,317	27,497	26,074	25,293	26,232	23,945	23,989	22,009	24,038	23,058	20,934	22,629	23,893	22,517	23,932	23,348	24,205	24,583	24,690	26,321	27,167	26,734	25,459	24,924	27,200	28,436	28,914	30,458	31,438	30,154	31,649	32,784	33,183	33,988	34,714	34,399	36,419	35,551	36,541	36,064	34,032	33,801	35,929	37,756	38,603	39,386	40,823	41,779	41,881	41,907	42,515	42,249
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,664	10,705	10,898	10,926	11,329	11,345	11,347	11,140	11,552	11,781	12,004		12,481	12,495	12,624	12,801	12,881	13,146	13,186	13,458	13,772	14,195	14,352	15,174	14,615	14,244	14,298	14,643	14,733	15,281	15,779	15,869	14,784	15,085	13,723	14,823	15,299	15,596	16,228	15,196	16,267	16,501	16,240	16,544	16,902	17,516	18,044	18,037	16,552	14,508	16,368	17,147	17,488	18,474	19,802	19,050	18,543	20,573	21,364	21,148	21,732	22,683	23,894	24,061	24,622	25,207	25,974	24,766	26,501	26,317	27,497	26,074	25,293	26,232	23,945	23,989	22,009	24,038	23,058	20,934	22,629	23,893	22,517	23,932	23,348	24,205	24,583	24,690	26,321	27,167	26,734	25,459	24,924	27,200	28,436	28,914	30,458	31,438	30,154	31,649	32,784	33,183	33,988	34,714	34,399	36,419	35,551	36,541	36,064	34,032	33,801	35,929	37,756	38,603	39,386	40,823	41,779	41,881	41,907	42,515	42,249
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	1,066,397	1,070,532	1,089,756	1,092,580	1,132,862	1,134,453	1,134,667	1,113,969	1,155,225	1,178,060	1,200,403		1,248,066	1,249,522	1,262,355	1,280,119	1,288,109	1,314,596	1,318,621	1,345,821	1,377,227	1,419,466	1,435,248	1,517,422	1,461,494	1,424,353	1,429,818	1,464,251	1,473,263	1,528,089	1,577,882	1,586,863	1,478,401	1,508,528	1,372,322	1,482,294	1,529,888	1,559,616	1,622,765	1,519,641	1,626,740	1,650,119	1,623,981	1,654,366	1,690,199	1,751,552	1,804,417	1,803,710	1,655,230	1,450,788	1,636,770	1,714,726	1,748,827	1,847,435	1,980,229	1,904,987	1,854,326	2,057,308	2,136,408	2,114,839	2,173,156	2,268,330	2,389,388	2,406,077	2,462,246	2,520,737	2,597,381	2,476,578	2,650,091	2,631,729	2,749,673	2,607,385	2,529,316	2,623,229	2,394,478	2,398,871	2,200,859	2,403,788	2,305,757	2,093,400	2,262,885	2,389,344	2,251,683	2,393,165	2,334,774	2,420,494	2,458,274	2,468,959	2,632,097	2,716,653	2,673,399	2,545,937	2,492,405	2,720,025	2,843,597	2,891,382	3,045,769	3,143,765	3,015,360	3,164,875	3,278,438	3,318,344	3,398,836	3,471,425	3,439,944	3,641,873	3,555,057	3,654,056	3,606,378	3,403,179	3,380,102	3,592,862	3,775,568	3,860,303	3,938,558	4,082,315	4,177,897	4,188,137	4,190,701	4,251,467	4,224,857
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948	12,173		12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910	40,728
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948	12,173		12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910	40,728
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	1,070,061	1,076,693	1,095,956	1,098,209	1,141,794	1,144,706	1,146,506	1,121,700	1,171,899	1,194,766	1,217,254		1,262,526	1,263,385	1,276,776	1,289,843	1,301,483	1,326,022	1,328,577	1,360,978	1,390,678	1,432,906	1,447,227	1,523,512	1,467,356	1,437,900	1,443,365	1,484,111	1,493,817	1,543,391	1,597,591	1,600,236	1,482,406	1,512,097	1,371,367	1,489,077	1,541,446	1,563,954	1,626,406	1,521,158	1,627,999	1,652,199	1,618,519	1,646,925	1,682,378	1,746,329	1,796,752	1,794,789	1,647,844	1,421,236	1,609,465	1,695,537	1,734,300	1,832,779	1,965,553	1,893,986	1,853,107	2,078,544	2,172,053	2,162,392	2,229,983	2,309,912	2,428,986	2,440,074	2,500,244	2,542,524	2,615,032	2,497,701	2,666,606	2,626,017	2,729,426	2,568,837	2,504,130	2,585,355	2,353,339	2,350,184	2,153,571	2,355,614	2,267,704	2,057,422	2,226,143	2,342,339	2,205,187	2,357,065	2,301,973	2,363,526	2,388,708	2,398,002	2,561,751	2,653,581	2,602,357	2,478,396	2,412,697	2,637,677	2,777,584	2,808,367	2,960,386	3,055,880	2,921,416	3,059,444	3,154,157	3,212,789	3,282,727	3,350,633	3,326,028	3,547,289	3,438,865	3,547,424	3,479,441	3,276,484	3,254,502	3,460,792	3,636,610	3,716,698	3,802,709	3,933,946	4,018,258	4,029,294	4,028,473	4,090,971	4,072,829
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	10,670	10,572	10,778	10,735	11,242	11,186	11,227	10,964	11,202	11,341	11,723		12,210	12,351	12,634	12,962	12,928	13,272	13,515	13,691	14,221	14,653	14,767	15,813	15,398	14,976	15,028	15,687	15,838	16,303	17,195	17,291	15,744	15,912	14,544	15,851	16,418	16,885	17,648	16,533	17,669	18,068	17,929	17,932	18,437	19,255	19,836	20,279	18,898	17,039	19,560	20,874	21,783	23,459	25,879	24,662	23,824	26,263	27,471	27,268	27,262	27,730	29,617	29,207	31,040	32,063	33,261	31,399	34,118	34,327	35,053	32,044	30,683	31,883	28,033	27,381	25,212	28,238	26,923	24,306	25,726	26,899	24,839	26,910	26,590	28,408	28,688	29,995	32,047	33,126	32,829	31,044	30,602	33,937	35,440	36,324	38,803	39,486	37,811	40,074	42,777	42,049	42,925	44,141	43,995	46,848	47,262	48,197	46,465	42,551	43,305	47,136	50,141	52,034	52,616	55,411	57,424	56,383	56,034	55,187	53,356
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	10,670	10,572	10,778	10,735	11,242	11,186	11,227	10,964	11,202	11,341	11,723		12,210	12,351	12,634	12,962	12,928	13,272	13,515	13,691	14,221	14,653	14,767	15,813	15,398	14,976	15,028	15,687	15,838	16,303	17,195	17,291	15,744	15,912	14,544	15,851	16,418	16,885	17,648	16,533	17,669	18,068	17,929	17,932	18,437	19,255	19,836	20,279	18,898	17,039	19,560	20,874	21,783	23,459	25,879	24,662	23,824	26,263	27,471	27,268	27,262	27,730	29,617	29,207	31,040	32,063	33,261	31,399	34,118	34,327	35,053	32,044	30,683	31,883	28,033	27,381	25,212	28,238	26,923	24,306	25,726	26,899	24,839	26,910	26,590	28,408	28,688	29,995	32,047	33,126	32,829	31,044	30,602	33,937	35,440	36,324	38,803	39,486	37,811	40,074	42,777	42,049	42,925	44,141	43,995	46,848	47,262	48,197	46,465	42,551	43,305	47,136	50,141	52,034	52,616	55,411	57,424	56,383	56,034	55,187	53,356
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	1,000,000	1,066,986	1,057,243	1,077,774	1,073,541	1,124,214	1,118,629	1,122,720	1,096,356	1,120,210	1,134,078	1,172,294		1,220,986	1,235,109	1,263,356	1,296,206	1,292,792	1,327,153	1,351,482	1,369,053	1,422,100	1,465,303	1,476,711	1,581,301	1,539,838	1,497,611	1,502,843	1,568,714	1,583,818	1,630,314	1,719,453	1,729,064	1,574,439	1,591,162	1,454,358	1,585,084	1,641,798	1,688,529	1,764,816	1,653,327	1,766,872	1,806,769	1,792,932	1,793,154	1,843,706	1,925,499	1,983,593	2,027,937	1,889,831	1,703,917	1,956,048	2,087,366	2,178,260	2,345,853	2,587,927	2,466,165	2,382,410	2,626,349	2,747,138	2,726,812	2,726,181	2,773,017	2,961,690	2,920,726	3,103,965	3,206,261	3,326,139	3,139,856	3,411,816	3,432,676	3,505,253	3,204,414	3,068,311	3,188,337	2,803,308	2,738,137	2,521,246	2,823,848	2,692,302	2,430,568	2,572,631	2,689,858	2,483,932	2,690,961	2,659,002	2,840,761	2,868,789	2,999,543	3,204,669	3,312,633	3,282,889	3,104,353	3,060,155	3,393,745	3,544,027	3,632,421	3,880,250	3,948,559	3,781,078	4,007,433	4,277,660	4,204,895	4,292,474	4,414,083	4,399,475	4,684,827	4,726,181	4,819,666	4,646,511	4,255,091	4,330,452	4,713,613	5,014,137	5,203,432	5,261,606	5,541,118	5,742,400	5,638,331	5,603,377	5,518,678	5,335,642
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	10,718	10,943	11,113	11,209	11,534	11,623	11,599	11,419	12,072	12,373	12,462		12,909	12,778	12,754	12,741	12,950	13,122	12,969	13,353	13,450	13,862	14,064	14,608	13,910	13,666	13,711	13,792	13,826	14,374	14,586	14,615	13,858	14,272	12,901	13,906	14,350	14,441	14,953	13,992	14,996	15,121	14,676	15,200	15,412	15,889	16,326	15,974	14,427	11,962	13,307	13,763	13,671	14,212	14,799	14,436	14,246	16,162	16,782	16,628	17,633	18,671	19,418	19,871	19,643	19,800	20,193	19,490	20,480	19,758	21,005	20,515	20,277	20,850	19,674	20,056	18,304	19,517	18,936	17,275	19,047	20,237	19,421	20,428	19,707	19,617	19,912	19,144	20,416	21,134	20,563	19,770	19,072	20,511	21,647	21,670	22,469	23,593	22,585	23,301	23,082	24,262	24,912	25,258	24,980	26,575	24,758	25,904	26,009	25,287	24,516	25,377	26,244	26,395	27,236	27,643	27,765	28,503	28,696	30,006	30,791
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	10,718	10,943	11,113	11,209	11,534	11,623	11,599	11,419	12,072	12,373	12,462		12,909	12,778	12,754	12,741	12,950	13,122	12,969	13,353	13,450	13,862	14,064	14,608	13,910	13,666	13,711	13,792	13,826	14,374	14,586	14,615	13,858	14,272	12,901	13,906	14,350	14,441	14,953	13,992	14,996	15,121	14,676	15,200	15,412	15,889	16,326	15,974	14,427	11,962	13,307	13,763	13,671	14,212	14,799	14,436	14,246	16,162	16,782	16,628	17,633	18,671	19,418	19,871	19,643	19,800	20,193	19,490	20,480	19,758	21,005	20,515	20,277	20,850	19,674	20,056	18,304	19,517	18,936	17,275	19,047	20,237	19,421	20,428	19,707	19,617	19,912	19,144	20,416	21,134	20,563	19,770	19,072	20,511	21,647	21,670	22,469	23,593	22,585	23,301	23,082	24,262	24,912	25,258	24,980	26,575	24,758	25,904	26,009	25,287	24,516	25,377	26,244	26,395	27,236	27,643	27,765	28,503	28,696	30,006	30,791
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 1,000,000	$ 1,071,764	$ 1,094,278	$ 1,111,275	$ 1,120,884	$ 1,153,430	$ 1,162,323	$ 1,159,901	$ 1,141,949	$ 1,207,171	$ 1,237,341	$ 1,246,156		$ 1,290,935	$ 1,277,785	$ 1,275,387	$ 1,274,137	$ 1,294,966	$ 1,312,176	$ 1,296,892	$ 1,335,302	$ 1,344,998	$ 1,386,183	$ 1,406,418	$ 1,460,792	$ 1,391,038	$ 1,366,568	$ 1,371,080	$ 1,379,219	$ 1,382,634	$ 1,437,358	$ 1,458,603	$ 1,461,495	$ 1,385,817	$ 1,427,191	$ 1,290,145	$ 1,390,563	$ 1,434,993	$ 1,444,117	$ 1,495,341	$ 1,399,195	$ 1,499,636	$ 1,512,066	$ 1,467,604	$ 1,519,964	$ 1,541,210	$ 1,588,858	$ 1,632,567	$ 1,597,445	$ 1,442,738	$ 1,196,182	$ 1,330,659	$ 1,376,259	$ 1,367,124	$ 1,421,171	$ 1,479,936	$ 1,443,584	$ 1,424,612	$ 1,616,242	$ 1,678,208	$ 1,662,838	$ 1,763,329	$ 1,867,090	$ 1,941,757	$ 1,987,087	$ 1,964,331	$ 1,980,031	$ 2,019,298	$ 1,949,010	$ 2,047,976	$ 1,975,805	$ 2,100,451	$ 2,051,524	$ 2,027,717	$ 2,084,958	$ 1,967,358	$ 2,005,603	$ 1,830,369	$ 1,951,746	$ 1,893,593	$ 1,727,549	$ 1,904,675	$ 2,023,701	$ 1,942,122	$ 2,042,764	$ 1,970,738	$ 1,961,662	$ 1,991,219	$ 1,914,422	$ 2,041,591	$ 2,113,383	$ 2,056,329	$ 1,976,977	$ 1,907,225	$ 2,051,125	$ 2,164,742	$ 2,166,983	$ 2,246,923	$ 2,359,257	$ 2,258,480	$ 2,330,074	$ 2,308,156	$ 2,426,153	$ 2,491,235	$ 2,525,813	$ 2,498,014	$ 2,657,534	$ 2,475,779	$ 2,590,370	$ 2,600,888	$ 2,528,656	$ 2,451,586	$ 2,537,673	$ 2,624,418	$ 2,639,487	$ 2,723,609	$ 2,764,294	$ 2,776,499	$ 2,850,252	$ 2,869,584	$ 3,000,553	$ 3,079,125